Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Feb. 14, 2019
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0000088064
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 14, 2019
Effective Date	dei_DocumentEffectiveDate	Feb. 14, 2019
Prospectus Date	rr_ProspectusDate	Aug. 01, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A